Earning (Loss) Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Warrant [Member]
Earning (loss) per share [Line Items]
Antidilutive effect	16,500,000	0	0
Ordinary shares Placed in Escrow [Member]
Earning (loss) per share [Line Items]
Antidilutive effect	4,328,394	0	0